Risk Management - Credit Default Swaps (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Notional amount	$ 499,021	$ 440,077
Credit protection purchased	0	0
Credit default swaps
Disclosure of credit risk exposure [line items]
Notional amount	114	131
Total fair value	$ 2	$ 3
Weighted average maturity	3 years	3 years
Credit default swaps | AA
Disclosure of credit risk exposure [line items]
Notional amount	$ 23	$ 23
Total fair value	$ 1	$ 1
Weighted average maturity	3 years	4 years
Credit default swaps | A
Disclosure of credit risk exposure [line items]
Notional amount	$ 68	$ 94
Total fair value	$ 1	$ 2
Weighted average maturity	3 years	3 years
Credit default swaps | BBB
Disclosure of credit risk exposure [line items]
Notional amount	$ 23	$ 14
Total fair value	$ 0	$ 0
Weighted average maturity	2 years	1 year
Credit default swaps | CDS Credit
Disclosure of credit risk exposure [line items]
Notional amount	$ 114	$ 131
Total fair value	$ 2	$ 3
Weighted average maturity	3 years	3 years